Exhibit 99.1

Harley-Davidson Motorcycle Trust 2011-2

$109,000,000.00 0.38913% Motorcycle Contract Backed Notes, Class A-1

$195,000,000.00 0.71% Motorcycle Contract Backed Notes, Class A-2

$131,000,000.00 1.11% Motorcycle Contract Backed Notes, Class A-3

$63,800,000.00 1.47% Motorcycle Contract Backed Notes, Class A-4

$26,200,000.00 2.21% Motorcycle Contract Backed Notes, Class B

$23,027,000.00 2.60% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the October 15, 2012 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of November 01, 2011, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on November 10, 2011

Beginning of Due Period	09/01/2012
End of Due Period	09/30/2012
Determination Date	10/04/2012
Record Date	10/12/2012
Distribution Date	10/15/2012
Number of days in Interest Period (ACT/360 basis)	28
Number of days in Interest Period (30/360 basis)	30

	Number of	Cut-Off		Initial
Purchases	Contracts	Date	Closing Date	Pool Balance

Initial Contracts	45,535	10/31/2011	11/09/2011	$575,659,411.15
Subsequent Contracts	N/A	N/A	N/A	N/A
Total	45,535			$575,659,411.15

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$403,072,091.02
Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	6,795,354.01
Principal collections on Contracts paid off in full during Due Period	7,024,123.07
Balance of Contracts liquidated during Due Period	572,317.09
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	1,047.74
Decline in Aggregate Principal Balance		14,392,841.91
Aggregate Principal Balance at end of Due Period		$388,679,249.11
Pool factor		0.6751896

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$109,000,000.00	$195,000,000.00	$131,000,000.00	$63,800,000.00	$26,200,000.00	$23,027,000.00	$548,027,000.00
Note balance as of prior Distribution Date	—	132,845,405.10	131,000,000.00	63,800,000.00	26,200,000.00	23,027,000.00	376,872,405.10
First Priority Principal Distributable Amount	—	—	—	—	—	—	—
Second Priority Principal Distributable Amount	—	—	—	—	—	—	—
Noteholders’ Regular Principal Distributable Amount	—	13,457,307.18	—	—	—	—	13,457,307.18
Principal Distributable Amount *	—	13,457,307.18	—	—	—	—	13,457,307.18
Note balance at end of Due Period	—	119,388,097.92	131,000,000.00	63,800,000.00	26,200,000.00	23,027,000.00	363,415,097.92
Note Pool factor at begininning of Due Period	0.0000000	0.6812585	1.0000000	1.0000000	1.0000000	1.0000000
Note Pool factor at end of Due Period	0.0000000	0.6122467	1.0000000	1.0000000	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Note Interest
	Note Balance at	Carryover Shortfall at			Interest		Note Interest	Note Interest
	Beginning of Due	Beginning of Due	Interest		Accrual	Note Monthly Interest	Carryover Shortfall at	Distributable
Class	Period	Period	Rate	Days	Basis	Distributable Amount	End of Due Period	Amount
A-1	—	—	0.38913%	28	ACT/360	—	—	—
A-2	132,845,405.10	—	0.71%	30	30/360	78,600.20	—	78,600.20
A-3	131,000,000.00	—	1.11%	30	30/360	121,175.00	—	121,175.00
A-4	63,800,000.00	—	1.47%	30	30/360	78,155.00	—	78,155.00
B	26,200,000.00	—	2.21%	30	30/360	48,251.67	—	48,251.67
C	23,027,000.00	—	2.60%	30	30/360	49,891.83	—	49,891.83
Totals	$376,872,405.10	—				$376,073.70	—	$376,073.70

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$13,559,100.07
Interest collections on Contracts during Due Period	3,642,809.01
Net Liquidation Proceeds	406,716.46
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	266,028.41
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	2,698.81

Total Available Monies		$17,877,352.76

Distribution of Available Monies in order of priority:

Reimbursement Amount	244,673.61
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	335,893.41
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	755.76
Class A Note Interest Distributable Amount	277,930.20
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	48,251.67
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	49,891.83
Class A Noteholders’ Regular Principal Distributable Amount	13,457,307.18
Class B Noteholders’ Regular Principal Distributable Amount	—
Class C Noteholders’ Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal	14,414,703.66

Excess Amounts (Shortfall)		3,462,649.10

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Trust Depositor	3,462,649.10

Total distribution of Available Monies		$17,877,352.76

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$10,494,339.73
b) 1.00% of the Pool Balance as of the Cutoff Date	5,756,594.11
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	23,320,754.95
Specified Reserve Fund Balance		$10,494,339.73

Reserve Fund balance at beginning of Due Period		$10,882,946.46

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	1,467.82
Total additions		1,467.82
Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	390,074.55
Total withdrawals		390,074.55

Reserve Fund balance at end of Due Period		$10,494,339.73

Calculation of Overcollateralization Target Amount:
The greatest of:
a) The lesser of:
x) 6.50% of the Aggregate Principal Balance at the end of the Due Period	25,264,151.19
y) 4.80% of the Aggregate Principal Balance as of the cutoff date	27,631,651.74
b) 1.50% of the Aggregate Principal Balance as of the Cutoff Date	8,634,891.17
c) If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger Event)	26,199,685.92

Overcollateralization Target Amount for current Distribution Date		$25,264,151.19

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	27,632,411.15	4.80%
Overcollateralization Target Amount for current Distribution Date	25,264,151.19	6.50%
Overcollateralization Amount at current Distribution Date	25,264,151.19	6.50%

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	11
Trigger Status? Yes or No	No

Monthly losses

			% of Principal
			Balance at beginning
	Number of Contracts	Amount	of Due Period

Principal Balance of Liquidated Contracts for the Due Period	58	$832,694.10	0.207%

Less:
Net Liquidation Proceeds for the Due Period	49	406,716.46	0.101%

Net Liquidation Losses for the Due Period		425,977.64	0.106%

Net Liquidation Loss ratio			1.268%

Average loss ratio

Net Liquidation Loss ratio - current Distribution Date	1.268%
Net Liquidation Loss ratio - prior Distribution Date	1.198%
Net Liquidation Loss ratio - second prior Distribution Date	0.918%
Three-month average Loss ratio	1.128%

Cumulative losses

			% of Initial Principal
	Number of Contracts	Amount	Balance

Cumulative Liquidated Contracts	461	$6,390,441.97	1.110%
Cumulative Net Liquidation Proceeds	362	3,322,659.30	0.577%
Cumulative Net Liquidation Losses		3,067,782.67	0.533%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$6,654.63

Cumulative Loss Ratio

Cumulative Loss Ratio		0.533%
Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 - 12	2.000%
13 - 24	3.000%
25 - 36	4.000%
37 - 48	5.000%
49 or greater	5.500%

Delinquencies

			Delinquent Interest	% of Principal Balance at
Days Delinquent	Number of Contracts	Principal Balance	Amount	Beginning of Due Period
30 - 59	475	$5,521,772.14	$117,373.85	1.370%
60 - 89	158	1,758,566.19	63,289.21	0.436%
90 - 119	81	985,687.71	50,537.73	0.245%
120+	49	597,460.77	34,827.62	0.148%
Totals	763	$8,863,486.81	$266,028.41	2.199%

60+ Delinquency Amount	288	$3,341,714.67		0.829%

60+ Day average delinquency ratio

60+ day delinquency ratio - current Distribution Date				0.829%
60+ day delinquency ratio - prior Distribution Date				0.715%
60+ day delinquency ratio - second prior Distribution Date				0.670%
Three-month average 60+ day delinquency ratio				0.738%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	34,683	33,749
Principal Balance of Contracts	$403,072,091.02	$388,679,249.11
Weighted average original term	71.75	71.83
Weighted average remaining term	56.04	55.34
Weighted average age	15.71	16.49
One month prepayments (ABS)	1.91%	1.65%
Weighted average Contract Rate	11.39%	11.41%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	38,956,764.59	10.02%
5.001% - 10.000%	147,598,360.25	37.97%
10.001% - 15.000%	113,180,103.18	29.12%
15.001% - 20.000%	53,931,909.05	13.88%
> 20.000%	35,012,112.04	9.01%

Advances made by Servicer in current Due Period		$266,028.41
Reimbursement Amount due to Servicer		244,673.61
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of November 1, 2011 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2011-2 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from September 1, 2012 to September 30, 2012 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 11th day of October, 2012.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary